SHAREHOLDERS' EQUITY (Details) - Stock options outstanding and exercisable under 2003 Share Plan (USD $)	3 Months Ended	12 Months Ended
	Jan. 31, 2015	Oct. 31, 2014	Oct. 30, 2014	Oct. 31, 2012
SHAREHOLDERS' EQUITY (Details) - Stock options outstanding and exercisable under 2003 Share Plan [Line Items]
Options Outstanding, Number		40,000,000
Rangeof Exercise Prices 0.07 To 0.37 [Member] | 2003 Share Plan [Member]
SHAREHOLDERS' EQUITY (Details) - Stock options outstanding and exercisable under 2003 Share Plan [Line Items]
Options Outstanding, Number	1,275,000	1,275,000
Options Outstanding, Weighted Average Remaining Contractual Life	2 years 266 days	3 years
Options Outstanding, Weighted Average Exercise Price	$ 0.15	$ 0.15
Rangeof Exercise Prices 0.43 To 0.70 [Member] | 2003 Share Plan [Member]
SHAREHOLDERS' EQUITY (Details) - Stock options outstanding and exercisable under 2003 Share Plan [Line Items]
Options Outstanding, Number	4,624,770	4,624,770
Options Outstanding, Weighted Average Remaining Contractual Life	343 days	1 year 73 days
Options Outstanding, Weighted Average Exercise Price	$ 0.62	$ 0.62
Rangeof Exercise Prices 0.74 To 0.92 [Member] | 2003 Share Plan [Member]
SHAREHOLDERS' EQUITY (Details) - Stock options outstanding and exercisable under 2003 Share Plan [Line Items]
Options Outstanding, Number	5,370,000	5,450,000
Options Outstanding, Weighted Average Remaining Contractual Life	1 year 317 days	2 years 36 days
Options Outstanding, Weighted Average Exercise Price	$ 0.86	$ 0.86
Rangeof Exercise Prices 1. 04 To 1. 46 [Member] | 2003 Share Plan [Member]
SHAREHOLDERS' EQUITY (Details) - Stock options outstanding and exercisable under 2003 Share Plan [Line Items]
Options Outstanding, Number	1,000,000	1,000,000
Options Outstanding, Weighted Average Remaining Contractual Life	2 years 200 days	2 years 292 days
Options Outstanding, Weighted Average Exercise Price	$ 1.17	$ 1.17
2003 Share Plan [Member]
SHAREHOLDERS' EQUITY (Details) - Stock options outstanding and exercisable under 2003 Share Plan [Line Items]
Options Outstanding, Number			12,349,770	16,350,045
Options Outstanding, Weighted Average Exercise Price		$ 0.72		$ 0.72